Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis Of Preparation Of Financial Statements Abstract [Abstract]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory

2. Basis of Preparation

2.1 Application of IFRS

The Group’s consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (“IFRS”). IFRS are the standards, subsequent amendments and related interpretations (“IFRICs”) issued by the International Accounting Standards Board (“IASB”).

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. Management also needs to exercise judgment in applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 2.4.

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing January 1, 2018. The adoption of these amendments did not have any significant impact on the current period or any prior period and is not likely to affect future periods, with the exception of the application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers discussed below.

•	Amendments to IAS 28 Investments in Associates and Joint Ventures

Amendments to IAS 28 clarifies that a venture capital organization or a mutual fund, and similar entities may elect, at initial recognition, to measure investments in an associate or joint venture at fair value through profit or loss separately for each associate or joint venture.

•	Amendments to IAS 40 Transfers of Investment Property

Amendments to IAS 40 clarifies that a transfer to, or from, investment property, including property under construction, can only be made if there has been a change in use that is supported by evidence. Paragraph 57 of the standard provides a list of such circumstances as examples.

•	Amendments to IFRS 2 Share-based Payment

Amendments to IFRS 2 clarifies accounting for a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. Also, it clarifies that the measurement approach should treat the terms and conditions of a cash-settled award in the same way as for an equity-settled award.

•	Enactment of IFRIC 22 Foreign Currency Transactions and Advance Consideration

According to the enacted interpretation, the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part thereof) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the prepayment or receipt of advance consideration. In case there are multiple payments or receipts in advance, the entity should determine a date of the transaction for each payment or receipt of advance consideration.

•	IFRS 9 Financial Instruments

The Group applied IFRS 9 Financial Instruments with a date of initial application of January 1, 2018. As permitted by the transition requirements of IFRS 9, comparative periods have not been restated. The Group recognized the difference between the previous carrying amount and the carrying amount at the beginning of the annual reporting period that includes the date of initial application in the opening retained earnings of the annual reporting period that includes the date of initial application. Also, the Group applied “The Overlay Approach” under IFRS 4 at the initial application of IFRS 9. For details about impacts of the adoption of this IFRS, see Note 45.

•	IFRS 15 Revenue from Contracts with Customers

The Group has applied IFRS 15 Revenue from Contracts with Customers. As permitted by the transition requirements of IFRS 15, comparative periods have not been restated.

For details about impacts of the application of this IFRS, see Note 28 and 45.

The Group has changed the accounting policy for their annual reporting period commencing January 1, 2018.

•	Presentation of interest income arising from financial assets measured at fair value through profit or loss

The Group previously recognized interest income arising from financial assets at fair value through profit or loss as net gains (losses) on financial assets/liabilities at fair value through profit or loss in the consolidated statements of comprehensive income. From January 1, 2018, the Group changed the accounting policy, and corresponding interest income is presented as a portion of interest income in the consolidated statements of comprehensive income. The Group expects the change in accounting policy provides more relevant information.

The consolidated statement of comprehensive income for year ended December 31, 2017, has been restated by adjusting classification of interest income.

The Group does not expect the change in accounting policy to have an impact on the consolidated statements of financial position, and total comprehensive income. The results and impact of the change on the consolidated statement of comprehensive income for the year ended December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
	(In millions of Korean won)
Increase in interest income	￦	313,077	￦	536,605	￦	748,360
Decrease in net gains (losses) on financial assets/liabilities at fair value through profit or loss		—		—		(748,360)
Decrease in net gains (losses) on financial assets/liabilities at fair value through profit or loss (under IAS 39)		(313,077)		(536,605)		—

Certain new accounting standards and interpretations that have been published that are not mandatory for annual reporting period commencing January 1, 2018 and have not been early adopted by the Group are set out below. The Group expects the effect on the financial statements applying the new standard will not be significant, with the exception of the adoption of IFRS 16 Lease

•	IFRS 16 Leases

IFRS 16 Leases issued in January 2016 is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. This standard will replace IAS 17 Leases, Interpretation IFRIC 4 Determining whether an Arrangement contains a Lease, Interpretation IFRIC 15 Operating Leases-Incentives, and Interpretation SIC 27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease.

At inception of a contract, the Group shall assess whether the contract is, or contains, a lease. Also, at the date of initial application, the Group shall assess whether the contract is, or contains, a lease in accordance with the standard. However, the Group may not need to reassess all contracts, if the Group elects to apply the practical expedient not to apply the standard to contracts that were entered into before the date of initial application. At inception of a contract, the Group will assess whether the contract is, or contains, a lease.

For a contract that is, or contains, a lease, the Group shall account for each lease component within the contract as a lease separately from non-lease components of the contract. In addition, as a practical expedient, the lessee may elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component. For the all (or partial) lease agreements, or the agreements including lease components, the Group plans to apply the practical expedient to account for each lease component and any associated non-lease components as a single lease agreement.

A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. The lessee may elect not to apply the requirements to short-term lease (a lease term of 12 months or less at the commencement date) and low value assets (e.g. underlying assets below $ 5,000). The Group plans not to apply the requirements to real estate rent for single-use (a lease for education and others) and low value assets (e.g. underlying assets below ￦ 5 million and $ 5,000).

In relation with sale and leaseback transactions, the Group (the seller-lessee) shall apply the requirements for determining when a performance obligation is satisfied in IFRS 15 ‘Revenue from Contracts with Customers’ to determine whether the transfer of an asset is accounted for as a sale of that asset. However, for those transactions before the date of initial application, the Group shall not reassess them.

The accounting treatment as a lessor did not change significantly from the one under IAS 17 Leases. The Bank expects the effect on the financial statements applying the new standard will not be significant as accounting for the Bank, as a lessor, will not significantly change.

A lessee shall apply this standard to its leases either (a) retrospectively to each prior reporting period presented applying IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (Full retrospective application); or (b) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.

The Group plans to apply IFRS 16 retrospectively with the cumulative effect of initially applying the standard and as such will not restate any comparative information.

The Group performed an impact assessment to identify potential financial effects of applying IFRS 16 based on available information as at December 31, 2018 to identify effects on 2019 financial statements.

The total minimum lease payment expected to be paid by the Group in relation to operating leases before discounted to their present value is ￦ 591,190 million. When the payment is discounted at incremental borrowing rate of the lessee, the total minimum lease payment amounts to ￦ 550,322 million. As a result of the financial effects on the financial statements analyzed, the Group expects the underlying leased asset and a lease liability as at December 31, 2018 to be increased by ￦ 580,698 million and ￦ 550,322 million, respectively. The difference between the right-of-use asset and the lease liability has been arising from the adjustments made at the right-of-use asset for the lease contracts entered before the date of the adoption of this standard. On the other hand, the results of the assessment may change due to additional information that the Group may obtain after the assessment.

•	Amendments to IFRS 9 Financial Instruments

The narrow-scope amendments made to IFRS 9 Financial Instruments enable entities to measure certain prepayable financial assets with negative compensation at amortized cost. When a modification of a financial liability measured at amortized cost that does not result in derecognition,    a modification gain or loss shall be recognized in profit or loss.

•	Amendments to IAS 19 Employee Benefits

The amendments require that an entity shall calculate current service cost and net interest for the remainder of the reporting period after a plan amendment, curtailment or settlement based on updated actuarial assumptions from the date of the change. The amendments also require that a reduction in a surplus must be recognized in profit or loss even if that surplus was not previously recognized because of the impact of the asset ceiling.

•	Amendments to IAS 28 Investments in Associates and Joint Ventures

The amendments clarify that an entity shall apply IFRS 9 to financial instruments in an associate or joint venture to which the equity method is not applied. These include long-term interests that, in substance, form part of the entity’s net investment in an associate or joint venture. These amendments will be applied for annual periods beginning on or after January 1, 2019, with early adoption permitted. In accordance with the transitional provisions in IFRS 9, the restatement of the comparative information is not required and the cumulative effects of initially applying the amendments retrospectively should be recognized in the beginning balance of retained earnings (or other components of equity, as appropriate) at the date of initial application.

•	Enactment to Interpretation of IFRIC 23 Uncertainty over Income Tax Treatments

The enactment clarifies the accounting for uncertainties in income taxes in the event that the decision of taxation authorities or courts can change tax treatment. The enactment presents calculating methods of disclosure amount based on the possibility of future recognition of the income tax treatment, and requires disclosure of the uncertainty of the amount.

•	Annual Improvements to IFRS 3 Business Combination

The amendments clarify that when a party to a joint arrangement obtains control of a business that is a joint operation, and had rights to the assets and obligations for the liabilities relating to that joint operation immediately before the acquisition date, the transaction is a business combination achieved in stages. In such cases, the acquirer shall remeasure its entire previously held interest in the joint operation.

•	Annual Improvements to IFRS 11 Joint Agreements

The amendments clarify that when a party that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business. In such cases, previously held interests in the joint operation are not remeasured.

•	Annual Improvements to Paragraph 57A of IAS 12 Income Tax

The amendment is applied to all the income tax consequences of dividends and requires an entity to recognize the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognized those past transactions or events.

•	Annual Improvements to IAS 23 Borrowing Cost

The amendments clarify that if a specific borrowing remains outstanding after the related qualifying asset is ready for its intended use (or sale), it becomes part of general borrowings.

•	IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts and is effective for periods beginning on or after January 1, 2021. It requires a current measurement model where estimates are re-measured each reporting period. Contracts are measured using the building blocks of:

•	discounted probability-weighted cash flows

•	an explicit risk adjustment, and

•	a contractual service margin (“CSM”) representing the unearned profit of the contract which is recognized as revenue over the coverage period.

The standard allows a choice between recognizing changes in discount rates either in the income statement or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach the entity’s share of the fair value changes of the underlying items is included in the contractual service margin. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

2.2 Measurement Basis

The consolidated financial statements have been prepared under the historical cost convention unless otherwise specified.

2.3 Functional and Presentation Currency

Items included in the financial statements of each entity of the Group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Korean won, which is the Parent Company’s functional and presentation currency (Notes 3.2.1 and 3.2.2).

2.4 Critical Accounting Estimates

The preparation of consolidated financial statements requires the application of accounting policies, certain critical accounting estimates and assumptions that may have a significant impact on the assets (liabilities) and incomes (expenses). Management’s estimates of outcomes may differ from actual outcomes if management’s estimates and assumptions based on management’s best judgment at the reporting date are different from the actual environment.

Estimates and assumptions are continually evaluated and any change in an accounting estimate is recognized prospectively by including it in profit or loss in the period of the change, if the change affects that period only. Alternatively if the change in accounting estimate affects both the period of change and future periods, that change is recognized in the profit or loss of all those periods.

Uncertainty in estimates and assumptions with significant risk that may result in material adjustment to the consolidated financial statements are as follows:

2.4.1 Income taxes

The Group is operating in numerous countries and the income generated from these operations is subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain.

If certain portion of the taxable income is not used for investments, increase in wages, and others in accordance with the Tax System for Promotion of Investment and Collaborative Cooperation (Recirculation of Corporate Income), the Group is liable to pay additional income tax calculated based on the tax laws. The new tax system is effective for three years from 2018. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new system. As the Group’s income tax is dependent on the investments, increase in wages, and others, there exists uncertainty with regard to measuring the final tax effects.

2.4.2 Fair value of financial instruments

The fair value of financial instruments where no active market exists or where quoted prices are not otherwise available is determined by using valuation techniques. Financial instruments, which are not actively traded in the market and those with less transparent market prices, will have less objective fair values and require broad judgment on liquidity, concentration, uncertainty in market factors and assumptions in price determination and other risks.

As described in the significant accounting policies in Note 3.3, ‘Recognition and Measurement of Financial Instruments’, diverse valuation techniques are used to determine the fair value of financial instruments, from generally accepted market valuation models to internally developed valuation models that incorporate various types of assumptions and variables.

2.4.3 Provisions for credit losses (allowances for loan losses, provisions for acceptances and guarantees, and unused loan commitments)

The Group tests impairment and recognizes allowances for losses on financial assets classified at amortized cost, debt instruments measured at fair value through other comprehensive income and lease receivables through impairment testing and recognizes provisions for guarantees, and unused loan commitments. Accuracy of provisions for credit losses is dependent upon estimation of expected cash flows of the borrower for individually assessed allowances of loans, and upon assumptions and methodology used for collectively assessed allowances for groups of loans, guarantees and unused loan commitments.

2.4.4 Net defined benefit liability

The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions (Note 24).

2.4.5 Impairment of goodwill

The recoverable amounts of cash-generating units have been determined based on value-in-use calculations to test whether goodwill has suffered any impairment (Note 15).